RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 (Additional Information) (Details) - EBP 006	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net investment gain from master trust investments	$ 302,202,276
Investment gains	304,681,738
Interest gains of the master trust	295,208,710
Adjustment from fair value to contract value for fully benefit-responsive investment contracts	9,473,028
Administrative Expenses	$ (2,479,462)